Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Gladstone Capital Corporation

1521 Westbranch Drive, Suite 100

McLean, Virginia 22102

under the

Investment Company Act of 1940

Investment Company Act File No. 814-00237

The undersigned, Gladstone Capital Corporation (the “Fund”), is a closed-end, management investment company that has elected to be regulated as a business development company. The Fund hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, and provides the information set forth below that is required by Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission fewer than 30 days prior to the date set for the redemption in reliance on no-action relief granted by the Commission staff.

(1)	Title of the class of securities of the Fund to be redeemed:

6.75% Series 2021 Term Preferred Stock (CUSIP #376535308)

Liquidation Preference: $25.00 per share

(2)	The Fund intends for the securities to be called or redeemed no earlier than on the following date:

September 29, 2017

Such a voluntary redemption will be contingent upon the Fund’s successful completion of a public offering of an additional series of term preferred stock in an amount, plus borrowings under the Fund’s credit facility, sufficient to fully redeem the 6.75% Series 2021 Term Preferred Stock, and the Fund reserves the right to postpone or cancel any such voluntary redemption in its sole discretion.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The shares of 6.75% Series 2021 Term Preferred Stock are being redeemed pursuant to Section 2.5(c) of the Gladstone Capital Corporation Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares, as well as the Articles Supplementary Establishing and Fixing the Rights and Preferences of Term Preferred Shares, 6.75% Series 2021 and Exhibit A thereto.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem all of the outstanding 6.75% Series 2021 Term Preferred Stock.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 20th day of September, 2017.

GLADSTONE CAPITAL CORPORATION

By:	/s/ David Gladstone
Name:	David Gladstone
Title:	Chairman & Chief Executive Officer